Net Loss Per Share - Anti-Dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	29,698,312	25,035,381	25,078,396	20,901,591
Options To Purchase Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	4,269,189	3,999,228	3,766,704	2,799,118
Convertible Preferred Stock Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted net loss per share	128,231	128,231	128,231	5,619